LOSS PER SHARE	6 Months Ended
Jun. 30, 2025
LOSS PER SHARE
LOSS PER SHARE

14.LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per ordinary share for the six months ended June 30, 2025 and 2024, respectively:

	For the Six Months Ended
	June 30,
	2025	2024
Net Loss	$(4,175,903)	$(1,740,418)

Weighted average number of ordinary share outstanding
Basic and Diluted	1,534,487	1,534,487

Loss per share
Basic and Diluted	$(2.72)	$(1.13)

For the six months ended June 30, 2025 and 2024, the Company had no dilutive shares.